Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information
Entity Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Entity Central Index Key	0000352960
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	3,990,000
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY